RELATED PARTY TRANSACTIONS (Details)					1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 12, 2018 USD ($)	Oct. 17, 2017 USD ($)	Aug. 15, 2017 train	Sep. 05, 2015 USD ($) quarterly_payment	Aug. 31, 2017 USD ($)	May 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Dec. 31, 2017 USD ($)
Related Party Transaction
Distributions paid									$ 95,021,000	$ 133,416,000
Debt guarantee							$ 430,500,000		$ 430,500,000
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Golar Management | Ship management fees
Related Party Transaction
Required notice for termination of management service agreement (in days)									30 days
Golar
Related Party Transaction
Distributions paid							9,200,000	$ 13,100,000	$ 27,500,000	39,300,000
Golar | Golar Tundra
Related Party Transaction
Additional amount, percent per annum of deferred purchase price		5.00%
Golar | Deposits paid to Golar
Related Party Transaction
Amount of transaction with related party		$ 107,200,000			$ 70,000,000	$ 107,200,000
Interest rate					5.00%
Interest income from related parties							0	300,000	0	4,800,000
Golar, Keppel, and B&V | Golar Hilli LLC
Related Party Transaction
Acquired interest, equivalent percentage			50.00%
Number of liquefaction trains contracted | train			2
Total number of liquefaction trains | train			4
Fortune Lianjiang Shipping | Golar Hilli LLC
Related Party Transaction
Covenant, free liquid assets	$ 30,000,000
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Covenant, consolidated tangible net worth	$ 123,950,000
Hilli LLC
Related Party Transaction
Business acquisition, percentage of interests acquired	50.00%											50.00%
Affiliated Entity | PT Pesona
Related Party Transaction
Agency expense							100,000	100,000	400,000	800,000
Hilli LLC
Related Party Transaction
Dividend receivable							4,000,000.0		4,000,000.0		$ 3,600,000
Other Current Liabilities
Related Party Transaction
Guarantees, fair value							1,800,000		1,800,000
Other Noncurrent Liabilities
Related Party Transaction
Guarantees, fair value							6,900,000		6,900,000
Hilli Facility | Hilli LLC
Related Party Transaction
Long-term debt, term				10 years
Debt instrument, face amount				$ 960,000,000
Number of quarterly repayments | quarterly_payment				40
Percentage of quarterly repayments of construction costs				1.375%
Basis spread on variable rate				3.95%
Interest Rate Swap
Related Party Transaction
Notional amount							1,722,957,000		1,722,957,000
Interest Rate Swap | Hilli LLC
Related Party Transaction
Notional amount													$ 480,000,000.0
Hilli LLC
Related Party Transaction
Cash distributions declared							$ 6,000,000.0	$ 1,900,000	$ 12,900,000	$ 1,900,000
PT Pesona | Affiliated Entity
Related Party Transaction
Noncontrolling interest, ownership percentage by noncontrolling owners							51.00%		51.00%